Share-Based Compensation Expense under 2009 Option Plan (Detail) (2009 Option Plan, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Compensation Related Costs Disclosure [Line Items]
Share Based Compensation Expense	$ (8,927)	$ (16,183)	$ (6,396)
Cost of Sales
Compensation Related Costs Disclosure [Line Items]
Share Based Compensation Expense	(40)		(21)
Research and Development Expense
Compensation Related Costs Disclosure [Line Items]
Share Based Compensation Expense	(1,013)	(1,652)	(1,116)
Selling and Marketing Expense
Compensation Related Costs Disclosure [Line Items]
Share Based Compensation Expense	(1,172)	(2,036)	(949)
General and Administrative Expense
Compensation Related Costs Disclosure [Line Items]
Share Based Compensation Expense	$ (6,702)	$ (12,495)	$ (4,310)